RETIREMENT PLANS	9 Months Ended
Sep. 30, 2013
RETIREMENT PLANS
RETIREMENT PLANS

12.   RETIREMENT PLANS

        The Company has established a 401(k) plan to provide tax deferred salary deductions for all eligible employees. Participants may make voluntary contributions to the 401(k) plan, limited by certain Internal Revenue Service restrictions. The Company is responsible for the administrative costs of the 401(k) plan. The Company does not match employee contributions.